JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 80.9%
Aerospace & Defense — 0.7%
Northrop Grumman Corp.	10	3,321

Air Freight & Logistics — 1.2%
United Parcel Service, Inc., Class B	32	5,475

Banks — 0.9%
US Bancorp	59	3,283
Wells Fargo & Co.	23	889

		4,172

Beverages — 2.7%
Coca-Cola Co. (The)	80	4,216
Constellation Brands, Inc., Class A	9	2,036
PepsiCo, Inc.	40	5,645

		11,897

Biotechnology — 2.9%
AbbVie, Inc.	54	5,816
Alexion Pharmaceuticals, Inc. *	16	2,455
Regeneron Pharmaceuticals, Inc. *	5	2,305
Vertex Pharmaceuticals, Inc. *	12	2,495

		13,071

Building Products — 1.3%
Trane Technologies plc	36	6,009

Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	38	1,818
Intercontinental Exchange, Inc.	50	5,537
S&P Global, Inc.	15	5,423

		12,778

Chemicals — 2.4%
Linde plc (United Kingdom)	18	5,151
PPG Industries, Inc.	38	5,759

		10,910

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B *	23	5,748

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	76	4,441

Electric Utilities — 3.3%
Eversource Energy	40	3,460
NextEra Energy, Inc.	77	5,802
Xcel Energy, Inc.	82	5,454

		14,716

Electrical Equipment — 1.1%
Eaton Corp. plc	35	4,908

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	27	1,796

Entertainment — 0.8%
Netflix, Inc. *	7	3,646

Equity Real Estate Investment Trusts (REITs) — 2.5%
Equinix, Inc.	5	3,304
Prologis, Inc.	26	2,737
Public Storage	9	2,103
Sun Communities, Inc.	15	2,203
UDR, Inc.	20	887

		11,234

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	16	5,736
Kroger Co. (The)	19	686
Walmart, Inc.	21	2,860

		9,282

Food Products — 2.2%
Hershey Co. (The)	26	4,155
Mondelez International, Inc., Class A	95	5,549

		9,704

Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp. *	32	1,237
Medtronic plc	26	3,092

		4,329

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.	6	2,289

Household Products — 2.5%
Kimberly-Clark Corp.	40	5,502
Procter & Gamble Co. (The)	41	5,591

		11,093

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	9	1,846

Insurance — 4.4%
Allstate Corp. (The)	32	3,653
Arthur J Gallagher & Co.	44	5,550
Chubb Ltd.	31	4,822
Progressive Corp. (The)	59	5,649

		19,674

Interactive Media & Services — 2.3%
Alphabet, Inc., Class A *	3	6,662
Facebook, Inc., Class A *	12	3,439

		10,101

Internet & Direct Marketing Retail — 1.4%
Amazon.com, Inc. *	2	6,167

IT Services — 4.6%
Accenture plc, Class A	25	7,010
Automatic Data Processing, Inc.	21	3,919
Mastercard, Inc., Class A	13	4,683
Visa, Inc., Class A	22	4,722

		20,334

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	12	5,388

Machinery — 2.3%
Deere & Co.	15	5,729
Otis Worldwide Corp.	27	1,853
Stanley Black & Decker, Inc.	14	2,800

		10,382

Media — 2.3%
Charter Communications, Inc., Class A *	9	5,449
Comcast Corp., Class A	92	4,970

		10,419

Multiline Retail — 3.1%
Dollar General Corp.	27	5,419
Dollar Tree, Inc.*	17	1,918

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Target Corp.	32	6,436

		13,773

Multi-Utilities — 3.0%
Ameren Corp.	62	5,061
CMS Energy Corp.	92	5,614
Sempra Energy	22	2,931

		13,606

Oil, Gas & Consumable Fuels — 0.6%
TC Energy Corp. (Canada)	41	1,891
Williams Cos., Inc. (The)	38	907

		2,798

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	86	5,452
Eli Lilly and Co.	31	5,762
Johnson & Johnson	32	5,325
Merck & Co., Inc.	63	4,820

		21,359

Professional Services — 1.8%
Booz Allen Hamilton Holding Corp.	46	3,666
Leidos Holdings, Inc.	46	4,444

		8,110

Road & Rail — 2.5%
Norfolk Southern Corp.	13	3,600
Old Dominion Freight Line, Inc.	25	6,019
Union Pacific Corp.	7	1,570

		11,189

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	22	3,336
Texas Instruments, Inc.	19	3,604

		6,940

Software — 2.8%
Intuit, Inc.	16	5,984
Microsoft Corp.	28	6,683

		12,667

Specialty Retail — 3.0%
AutoZone, Inc.*	4	5,439
Lowe’s Cos., Inc.	30	5,777
TJX Cos., Inc. (The)	33	2,183

		13,399

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	28	3,468
Seagate Technology plc	30	2,305

		5,773

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	37	4,892

Tobacco — 1.0%
Altria Group, Inc.	58	2,971
Philip Morris International, Inc.	17	1,519

		4,490

Water Utilities — 0.4%
American Water Works Co., Inc.	13	1,887

Wireless Telecommunication Services — 1.2%
T-Mobile US, Inc.*	42	5,241

TOTAL COMMON STOCKS (Cost $317,980)		361,254

	Principal Amount ($000)
EQUITY-LINKED NOTES — 15.6%
BMO Capital Markets Corp., ELN, 56.65%, 4/9/2021, (linked to S&P 500 Index) (a)	4	14,018
Citigroup Global Markets Holdings, Inc., ELN, 48.05%, 5/7/2021, (linked to S&P 500 Index) (a)	4	13,872
GS Finance Corp., ELN, 56.77%, 4/16/2021, (linked to S&P 500 Index) (a)	4	14,220
Royal Bank of Canada, ELN, 50.40%, 4/23/2021, (linked to S&P 500 Index) (a)	4	14,295
UBS AG, ELN, 48.45%, 4/30/2021, (linked to S&P 500 Index) (a)	4	13,498

TOTAL EQUITY-LINKED NOTES (Cost $70,291)		69,903

	Shares (000)
SHORT-TERM INVESTMENTS — 6.8%
INVESTMENT COMPANIES — 6.8%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (b) (c) (Cost $30,336)	30,321	30,336

Total Investments — 103.3% (Cost $418,607)		461,493
Liabilities in Excess of Other Assets — (3.3)%		(14,785)

Net Assets — 100.0%		446,708

Percentages indicated are based on net assets.

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ELN	Equity-Linked Note
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	10	06/2021	USD	1,985	6

Abbreviations
USD	United States Dollar

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$361,254	$—	$—	$361,254
Equity-Linked Notes	—	69,903	—	69,903
Short-Term Investments
Investment Companies	30,336	—	—	30,336

Total Investments in Securities	$391,590	$69,903	$—	$461,493

Appreciation in Other Financial Instruments
	$6	$—	$—	$6

Futures Contracts

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10%(a)(b)	$5,899	$329,008	$304,567	$(4)	$—	(c)	$30,336	30,321	$5	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.